UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 600
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Brandes International Equity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.78%
Austria - 1.33%
Erste Group Bank AG	289,280	$6,728,288
Brazil - 2.76%
Banco Santander Brasil SA - ADR	311,600	1,564,232
Centrais Electricas Brasileiras SA - ADR	1,223,030	2,617,284
Embraer SA - ADR	176,180	6,493,995
Tim Participacoes SA - ADR	148,934	3,307,824
		13,983,335
China - 1.57%
China Mobile Ltd.	680,000	7,964,668
France - 12.67%
Carrefour SA	362,664	11,036,405
Compagnie De Saint - Gobain	224,702	9,518,592
GDF Suez	688,657	16,058,860
Orange SA	561,187	9,543,972
Renault SA	113,900	8,296,075
Sanofi	105,935	9,658,169
		64,112,073
Hong Kong - 1.23%
First Pacific Co. Ltd.	6,276,000	6,197,553
Ireland - 3.79%
CRH Plc	489,738	11,743,342
Willis Group Holdings Plc	165,950	7,436,219
		19,179,561
Italy - 6.67%
ENI SpA	633,515	11,096,989
Intesa Sanpaolo SpA Savings Shares	3,626,512	8,935,646
Italcementi Fabbriche Riunite Cemento SpA	392,226	2,336,597
Telecom Italia SpA (a)	4,166,774	4,443,823
Telecom Italia SpA Savings Shares	8,304,250	6,942,747
		33,755,802
Japan - 21.76%
Canon, Inc.	361,200	11,480,293
Dai Nippon Printing Co. Ltd.	405,400	3,651,255
Daiichi Sankyo Co. Ltd.	794,002	11,102,341
Honda Motor Co. Ltd.	338,200	9,922,209
Mitsubishi Tanabe Pharma Corp.	551,500	8,084,223
Mitsubishi UFJ Financial Group, Inc.	1,194,400	6,562,308
MS&AD Insurance Group Holdings	476,799	11,299,286
Nissan Motor Co. Ltd.	1,444,400	12,597,724
Sompo Japan Nipponkoa Holdings, Inc.	361,100	9,080,840
Sumitomo Mitsui Trust Holdings, Inc.	2,054,000	7,867,413
Taisho Pharmaceutical Co. Ltd.	120,000	7,332,064
Takeda Pharmaceutical Co. Ltd.	144,600	5,986,123
Toyota Motor Corp.	82,400	5,134,953
		110,101,032

Mexico - 0.98%
Cemex SAB de CV - ADR (a)	488,425	4,977,051
Netherlands - 5.08%
Aegon NV	1,020,505	7,670,108
Royal Ahold NV	504,332	8,963,449
Unilever NV	231,604	9,059,847
		25,693,404
Russia - 2.81%
Gazprom OAO	2,121,300	4,547,518
Lukoil OAO	74,200	2,683,809
Lukoil OAO - ADR	181,503	6,960,640
		14,191,967
South Korea - 2.89%
Hyundai Mobis Co. Ltd.	36,080	7,719,202
POSCO	27,305	6,877,988
		14,597,190
Spain - 1.46%
Repsol SA	394,860	7,392,127
Sweden - 0.98%
LM Ericsson Telefon AB Class B	409,700	4,960,691
Switzerland - 3.58%
Swiss Re AG	85,620	7,172,535
UBS Group AG (a)	636,137	10,935,004
		18,107,539
United Kingdom - 21.22%
Barclays Plc	2,540,736	9,551,488
BP Plc	1,618,654	10,274,548
G4S Plc	1,721,149	7,424,405
GlaxoSmithKline Plc	767,920	16,474,678
HSBC Holdings Plc	790,220	7,467,403
J. Sainsbury Plc	2,194,700	8,380,887
Kingfisher Plc	1,577,879	8,340,905
Marks & Spencer Group Plc	1,281,919	9,491,857
Sky Plc	359,060	5,011,168
Tesco Plc	3,384,470	9,868,120
WM. Morrison Supermarkets Plc	5,285,011	15,079,563
		107,365,022
TOTAL COMMON STOCKS (Cost $500,671,613)		$459,307,303

PREFERRED STOCKS - 2.90%
Brazil - 2.90%
Petroleo Brasileiro SA - ADR	1,463,360	$11,092,269
Telefonica Brasil SA - ADR	201,463	3,561,866
TOTAL PREFERRED STOCKS (Cost $20,435,891)		$14,654,135

	Principal
	Amount	Value
Time Deposit - 4.17%
State Street Euro Dollar Time Deposit, 0.010%, due 01/02/15	$21,126,771	$21,126,771
TOTAL TIME DEPOSIT (Cost $21,126,771)		$21,126,771

Total Investments (Cost $542,234,275) - 97.85%		$495,088,209
Other Assets in Excess of Liabilities - 2.15%		10,883,909
TOTAL NET ASSETS - 100.00%		$505,972,118

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.

Brandes International Equity Fund
Schedule of Investments by Industry
December 31, 2014 (Unaudited)

COMMON STOCKS
Aerospace & Defense		1.28%
Auto Components		1.53%
Automobiles		7.11%
Banks		9.62%
Building Products		1.88%
Capital Markets		2.16%
Commercial Services & Supplies		2.19%
Communications Equipment		0.98%
Construction Materials		3.77%
Diversified Financial Services		1.22%
Diversified Telecommunication Services		4.14%
Electric Utilities		0.52%
Food & Staples Retailing		10.53%
Food Products		1.79%
Insurance		8.43%
Media		0.99%
Metals & Mining		1.36%
Multiline Retail		1.88%
Multi-Utilities		3.17%
Oil, Gas & Consumable Fuels		8.49%
Pharmaceuticals		11.59%
Specialty Retail		1.65%
Technology Hardware, Storage & Peripherals		2.27%
Wireless Telecommunication Services		2.23%
TOTAL COMMON STOCKS		90.78%
PREFERRED STOCKS
Diversified Telecommunication Services		0.71%
Oil, Gas & Consumable Fuels		2.19%
TOTAL PREFERRED STOCKS		2.90%
TIME DEPOSIT		4.17%
TOTAL INVESTMENTS		97.85%
Other Assets in Excess of Liabilities		2.15%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.40%
Auto Components - 0.99%
Hyundai Mobis Co. Ltd.	2,370	$507,054
Automobiles - 5.68%
Honda Motor Co. Ltd.	26,900	789,200
Hyundai Motor Co.	3,431	524,106
Nissan Motor Co. Ltd.	117,300	1,023,063
Toyota Motor Corp.	9,300	579,552
		2,915,921
Banks - 11.80%
Bank of America Corp.	31,832	569,474
Barclays Plc	147,420	554,202
Citigroup, Inc.	20,986	1,135,552
Erste Group Bank AG	21,560	501,458
HSBC Holdings Plc	62,003	585,915
Mitsubishi UFJ Financial Group, Inc.	89,300	490,635
PNC Financial Services Group, Inc.	8,930	814,684
Turkiye Garanti Bankasi AS	160,480	644,670
Wells Fargo & Co.	13,869	760,299
		6,056,889
Beverages - 1.42%
PepsiCo, Inc.	7,690	727,166
Building Products - 1.48%
Masco Corp.	30,100	758,520
Capital Markets - 4.94%
Bank Of New York Mellon Corp.	19,600	795,172
State Street Corp.	12,878	1,010,923
UBS Group AG (a)	42,430	729,359
		2,535,454
Communications Equipment - 1.50%
LM Ericsson Telefon AB Class B	63,500	768,865
Construction Materials - 2.15%
CRH Plc	46,132	1,106,191
Diversified Financial Services - 2.04%
Deutsche Boerse AG	14,730	1,046,744
Diversified Telecommunication Services - 2.51%
Nippon Telegraph & Telephone Corp.	10,900	556,801
Telecom Italia SpA Savings Shares	875,400	731,876
		1,288,677
Electric Utilities - 1.25%
Exelon Corp.	17,280	640,742
Electronic Equipment, Instruments & Components - 1.76%
Corning, Inc.	39,530	906,423
Food & Staples Retailing - 6.88%
Carrefour SA	18,157	552,545
J. Sainsbury Plc	144,800	552,947
Royal Ahold NV	44,684	794,165
Tesco Plc	276,980	807,592
WM. Morrison Supermarkets Plc	288,400	822,883
		3,530,132

Food Products - 1.87%
Unilever NV	24,600	962,299
Health Care Providers & Services - 1.88%
Express Scripts Holding Co. (a)	11,388	964,222
Hotels, Restaurants & Leisure - 1.51%
Genting Malaysia Berhad	667,800	775,464
Insurance - 3.46%
Sompo Japan Nipponkoa Holdings, Inc.	25,600	643,782
Swiss Re AG	7,100	594,779
Tokio Marine Holdings, Inc.	16,500	535,882
		1,774,443
Media - 0.95%
Sky Plc	34,890	486,937
Multiline Retail - 1.14%
Marks & Spencer Group Plc	78,900	584,208
Multi-Utilities - 2.26%
GDF Suez	49,684	1,158,586
Oil, Gas & Consumable Fuels - 8.74%
Apache Corp.	8,450	529,561
BP Plc	205,125	1,302,049
Chesapeake Energy Corp.	43,640	854,035
ENI SpA	41,800	732,191
Gazprom OAO	147,270	315,709
Lukoil OAO - ADR	19,562	750,203
		4,483,748
Pharmaceuticals - 10.17%
Daiichi Sankyo Co. Ltd.	71,300	996,971
GlaxoSmithKline Plc	61,900	1,327,980
Merck & Co., Inc.	13,599	772,287
Pfizer, Inc.	33,554	1,045,207
Sanofi	11,800	1,075,815
		5,218,260
Software - 1.90%
Microsoft Corp.	21,000	975,450
Technology Hardware, Storage & Peripherals - 4.11%
Canon, Inc.	15,900	505,362
Samsung Electronics Co. Ltd.	720	865,616
Western Digital Corp.	6,680	739,476
		2,110,454
Tobacco - 2.12%
Imperial Tobacco Group Plc	24,790	1,091,245
Wireless Telecommunication Services - 3.89%
America Movil SAB de CV - ADR	18,800	416,984
China Mobile Ltd.	73,500	860,887
Tim Participacoes SA - ADR	32,300	717,383
		1,995,254
TOTAL COMMON STOCKS (Cost $40,478,439)		$45,369,348

PREFERRED STOCKS - 1.13%
Oil, Gas & Consumable Fuels - 1.13%
Petroleo Brasileiro SA - ADR	76,600	$580,628
TOTAL PREFERRED STOCKS (Cost $965,693)		$580,628

		Principal
		Amount	Value
REPURCHASE AGREEMENTS - 9.61%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/14), due 01/02/15, 0.00%
[Collateralized by $4,981,700 U.S. Treasury Note, 1.50%, 08/31/18,
(Market Value $5,031,015)] (proceeds $4,932,328).		$4,932,328	$4,932,328
TOTAL REPURCHASE AGREEMENTS (Cost $4,932,328)			$4,932,328

Total Investments (Cost $46,376,460) - 99.14%			$50,882,304
Other Assets in Excess of Liabilities - 0.86%			440,858
TOTAL NET ASSETS - 100.00%			$51,323,162

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
ADR	American Depository Receipt

Brandes Global Equity Fund
Schedule of Investments Country
December 31, 2014 (Unaudited)

COMMON STOCKS
Austria		0.98%
Brazil		1.40%
China		1.68%
France		5.43%
Germany		2.04%
Ireland		2.16%
Italy		2.85%
Japan		11.92%
Malaysia		1.51%
Mexico		0.81%
Netherlands		3.42%
Russia		2.08%
South Korea		3.70%
Sweden		1.50%
Switzerland		2.58%
Turkey		1.26%
United Kingdom		15.81%
United States		27.27%
TOTAL COMMON STOCKS		88.40%
PREFERRED STOCKS
Brazil		1.13%
TOTAL PREFERRED STOCKS		1.13%
REPURCHASE AGREEMENTS		9.61%
TOTAL INVESTMENTS		99.14%
Other Assets in Excess of Liabilities		0.86%
TOTAL NET ASSETS		100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 83.89%
Argentina - 1.01%
Arcos Dorados Holdings, Inc. (f)	2,174,712	$11,765,192
Austria - 2.39%
Erste Group Bank AG	1,192,088	27,726,465
Brazil - 12.60%
Banco Bradesco SA	334,130	4,313,950
Banco do Brasil SA	2,010,650	17,979,516
Banco Santander Brasil SA - ADR	480,529	2,412,256
Centrais Electricas Brasileiras SA - ADR	6,015,485	12,873,138
Companhia de Saneamento Basico	4,962,300	31,959,422
Companhia Paranaense de Energia	768,910	7,202,565
Embraer SA - ADR	621,834	22,920,801
Marfrig Global Foods SA (a)	13,946,942	32,005,246
Tim Participacoes SA - ADR	644,598	14,316,522
Viver Incorporadora e Construtora SA (a)	1,419,243	53,391
		146,036,807
China - 8.05%
Bosideng International Holdings Ltd.	189,878,000	25,389,414
Chaoda Modern Agriculture Holdings Ltd. (a)(c)(e)	3,433,934	96,131
China Mobile Ltd.	1,544,900	18,095,022
China Yuchai International Ltd.	159,770	3,035,630
Dongfeng Motor Group Co. Ltd.	18,481,000	25,851,646
Weiqiao Textile Co.	12,285,877	7,010,375
Yingde Gases Group Co. Ltd.	19,759,500	13,821,473
		93,299,691
Cyprus - 1.46%
Globaltrans Investment Plc - GDR	2,119,350	10,702,718
TCS Group Holding Plc - GDR	1,963,460	6,263,437
		16,966,155
Czech Republic - 1.74%
Telefonica Czech Republic AS	1,981,400	20,166,745
Hong Kong - 7.20%
Chow Tai Fook Jewellery Group Ltd.	3,993,800	5,348,873
Dickson Concepts International Ltd.	208,228	103,112
First Pacific Co. Ltd.	21,503,899	21,235,109
Lifestyle International Holdings Ltd.	12,615,500	26,549,871
Luk Fook Holdings International Ltd.	5,157,000	19,339,421
Yue Yuen Industrial Holdings Ltd.	3,014,500	10,865,129
		83,441,515
Hungary - 3.00%
Chemical Works of Gedeon Richter Plc	1,853,803	24,965,110
Magyar Telekom Telecommunications Plc (a)	7,582,204	9,797,013
		34,762,123
India - 3.78%
Indian Oil Corp. Ltd.	1,549,850	8,118,600
Reliance Infrastructure Ltd.	3,025,898	24,406,360
Tata Chemicals Ltd.	1,638,058	11,262,949
		43,787,909

Indonesia - 1.02%
PT XL Axiata Tbk	30,095,240	11,821,828
Luxembourg - 3.62%
Adecoagro SA (a)	2,291,511	18,355,003
Ternium SA - ADR	1,337,150	23,587,326
		41,942,329
Malaysia - 0.98%
Genting Malaysia Berhad	9,795,200	11,374,394
Mexico - 2.08%
Cemex SAB de CV - ADR (a)	2,308,604	23,524,675
Desarrolladora Homex S.A.B. de C.V. (a)(c)(e)	4,615,026	303,663
Urbi Desarrollos Urbanos SA de C.V. (a)(c)(e)	13,687,865	231,939
		24,060,277
Pakistan - 1.25%
Nishat Mills Ltd.	12,060,160	14,515,382
Panama - 2.92%
Banco Latinoamericano de Comercio Exterior SA	218,484	6,576,368
Copa Holdings SA	262,650	27,221,047
		33,797,415
Russia - 6.75%
Gazprom OAO - ADR	5,839,078	26,451,023
Lukoil OAO - ADR	795,210	30,496,304
RusHydro OJSC - ADR	3,956,062	3,742,435
RusHydro OJSC	180,204,090	1,570,118
Sberbank of Russia - ADR	4,141,580	16,040,339
		78,300,219
Singapore - 0.51%
Haw Par Corp. Ltd.	916,410	5,894,246
South Korea - 14.98%
Hana Financial Group, Inc.	944,940	27,367,618
Hyundai Mobis Co. Ltd.	125,170	26,779,724
KB Financial Group, Inc.	536,010	17,524,337
KIA Motors Corp.	625,350	29,714,123
Lotte Confectionery Co. Ltd.	5,758	9,329,002
POSCO	137,050	34,522,186
Samsung Electronics Co. Ltd.	14,309	17,202,916
Shinhan Financial Group Co. Ltd.	277,730	11,163,389
		173,603,295
Turkey - 5.52%
Aygaz AS	4,158,492	17,442,166
Haci Omer Sabanci Holding AS	2,155,730	9,357,402
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	6,456,794	5,941,183
Turkiye Garanti Bankasi AS	2,904,950	11,669,579
Turkiye Vakiflar Bankasi Tao	9,418,600	19,589,764
		64,000,094
United Kingdom - 3.03%
APR Energy Plc	1,103,391	3,183,606
ITE Group Plc	5,541,410	13,818,978
Standard Chartered Plc	1,211,750	18,122,847
		35,125,431
TOTAL COMMON STOCKS (Cost $1,158,383,965)		$972,387,512

PARTICIPATORY NOTES - 0.56%
Saudi Arabia - 0.56%
Etihad Etisalat Co. (a)(b)(c)	564,516	$6,492,773
TOTAL PARTICIPATORY NOTES (Cost $10,618,513)		$6,492,773

PREFERRED STOCKS - 11.28%
Argentina - 0.03%
Nortel Inversora SA - ADR	16,356	$343,312
Brazil - 6.41%
Banco Bradesco SA	792,030	10,446,382
Companhia Paranaense de Energia - ADR	1,054,450	13,887,107
Petroleo Brasileiro SA - ADR	3,399,199	25,765,928
Telefonica Brasil SA - ADR	1,368,211	24,189,971
		74,289,388
Colombia - 0.95%
Grupo Aval Acciones y Valores - ADR	1,064,890	11,064,207
Russia - 1.53%
Surgutneftegas OJSC - ADR	2,426,034	12,518,335
Surgutneftegaz OJSC	11,019,015	5,242,935
		17,761,270
South Korea - 2.36%
Hyundai Motor Co.	239,123	27,302,829
TOTAL PREFERRED STOCKS (Cost $163,467,200)		$130,761,006

REAL ESTATE INVESTMENT TRUSTS - 3.15%
Mexico - 3.15%
Macquarie Mexico Real Estate Management SA de CV	14,238,080	$24,386,769
PLA Administradora Industrial, S. de R.L. de C.V.	5,788,163	12,110,859
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $37,035,324)		$36,497,628

	Principal
	Amount	Value
CONVERTIBLE BONDS - 0.04%
Brazil - 0.04%
Viver Incorporadora e Construtora SA 2.000%, 08/06/2016 (c)(d)	$3,299,971	$496,572
TOTAL CONVERTIBLE BONDS (Cost $1,488,955)		$496,572

REPURCHASE AGREEMENTS - 0.03%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/14), due 01/02/15, 0.00%
[Collateralized by $336,400 U.S. Treasury Note, 1.50%, 08/31/18,
(Market Value $339,730)] (proceeds $332,984).	$332,984	$332,984
TOTAL REPURCHASE AGREEMENTS (Cost $332,984)		$332,984

	Shares	Value
SHORT TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
Northern Institutional Treasury Portfolio, 0.010%	2	$2
TOTAL SHORT TERM INVESTMENTS (Cost $2)		$2

Total Investments (Cost $1,371,326,943) - 98.95%		$1,146,968,477
Other Assets in Excess of Liabilities - 1.05%		12,188,231
TOTAL NET ASSETS - 100.00%		$1,159,156,708

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	Represents the underlying security of a participatory note with HSBC Bank Plc.
Etihad Etisalat Co. has a maturity date of March 30, 2015. See Note 4 of the
Notes to Schedule of Investments.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent
$7,621,078 or 0.66% of the Fund's net assets and, with the exception of
Urbi Desarrollos Urbanos SA de C.V., are classified as Level 2 securities. Urbi Desarrollos SA de C.V is considered a Level 3 security. See Note 2 in the Notes to Schedule of Investments.

(d)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market value of this security totals $496,572 which represents 0.04% of the Fund's total net assets.
(e)	These securities have limited liquidity and represent $631,733 or 0.06% of the Fund's net assets and, with the exception of Urbi Desarrollos Urbanos SA de C.V., are classified as Level 2 securities. Urbi Desarrollos Urbanos SA de C.V. is classified as a Level 3 security.
See Note 2 of the Notes to Schedule of Investments.
(f)	All or a portion of this security is out on loan. See Note 3 in the Notes to Schedule of
Investments.

Brandes Emerging Markets Value Fund
Schedule of Investments by Industry
December 31, 2014 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.98%
Airlines	2.35%
Auto Components	2.31%
Automobiles	4.79%
Banks	16.13%
Chemicals	2.16%
Commercial Services & Supplies	0.27%
Construction Materials	2.03%
Diversified Financial Services	2.64%
Diversified Telecommunication Services	3.60%
Electric Utilities	4.30%
Food Products	5.16%
Gas Utilities	1.50%
Health Care Providers & Services	0.51%
Hotels, Restaurants & Leisure	2.00%
Household Durables	0.05%
Machinery	0.26%
Media	1.19%
Metals & Mining	5.02%
Multiline Retail	2.29%
Oil, Gas & Consumable Fuels	5.61%
Pharmaceuticals	2.66%
Road & Rail	0.92%
Specialty Retail	2.14%
Technology Hardware, Storage & Peripherals	1.48%
Textiles, Apparel & Luxury Goods	4.98%
Water Utilities	2.76%
Wireless Telecommunication Services	2.80%
TOTAL COMMON STOCKS	83.89%
PARTICIPATORY NOTES
Wireless Telecommunication Services	0.56%
TOTAL PARTICIPATORY NOTES	0.56%
PREFERRED STOCKS
Automobiles	2.36%
Banks	1.85%
Diversified Telecommunication Services	2.12%
Electric Utilities	1.20%
Oil, Gas & Consumable Fuels	3.75%
TOTAL PREFERRED STOCKS	11.28%
REAL ESTATE INVESTMENT TRUSTS	3.15%

CONVERTIBLE BONDS
Household Durables	0.04%
TOTAL CONVERTIBLE BONDS	0.04%
REPURCHASE AGREEMENTS	0.03%
TOTAL INVESTMENTS	98.95%
Other Assets in Excess of Liabilities	1.05%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.32%
Belgium - 3.15%
D'Ieteren SA	538,830	$19,104,013
Brazil - 2.38%
Companhia Paranaense de Energia	746,120	6,989,086
Marfrig Global Foods SA (a)	3,221,742	7,393,208
Viver Incorporadora e Construtora SA (a)	1,815,154	68,285
		14,450,579
Canada - 5.64%
Celestica, Inc. (a)	518,997	6,093,025
Dorel Industries, Inc.	683,980	23,560,750
E-L Financial Corp. Ltd.	7,734	4,584,116
		34,237,891
China - 1.84%
China Yuchai International Ltd.	69,390	1,318,410
Weiqiao Textile Co.	17,217,500	9,824,380
		11,142,790
Denmark - 2.15%
H. Lundbeck A/S	654,242	13,054,118
France - 1.98%
Bongrain SA	191,944	12,049,966
Germany - 1.01%
Draegerwerk AG & Co. KGaA	79,300	6,134,066
Greece - 1.43%
Sarantis SA	944,566	8,686,610
Hong Kong - 3.10%
APT Satellite Holdings Ltd.	5,656,500	7,992,772
COSCO International Holdings Ltd.	14,564,000	5,939,931
Dickson Concepts International Ltd.	9,857,000	4,881,056
		18,813,759
Hungary - 0.92%
Magyar Telekom Telecommunications Plc (a)	4,323,870	5,586,899
India - 2.85%
Nava Bharat Ventures Ltd.	170,370	523,430
NIIT Technologies Ltd.	1,549,141	9,061,886
Reliance Infrastructure Ltd.	953,090	7,687,456
		17,272,772
Israel - 1.62%
Syneron Medical Ltd. (a)	1,052,350	9,818,426
Italy - 5.25%
Iren SpA	8,762,215	9,582,083
Italcementi Fabbriche Riunite Cemento SpA	1,482,573	8,832,092
Italmobiliare SpA Savings Shares	678,454	11,986,095
Natuzzi SpA - ADR (a)	959,777	1,487,654
		31,887,924
Japan - 24.54%
Chudenko Corp.	351,500	5,432,163
Fuji Machine Manufacturing Co. Ltd.	2,043,500	18,928,679
Futaba Corp.	456,400	6,621,735
Hibiya Engineering Ltd.	562,100	7,655,965
Hitachi Koki Co. Ltd.	909,100	6,943,609
Hosiden Corp.	1,875,050	10,442,684
Hyakugo Bank Ltd.	1,688,000	6,964,003
Noritsu Koki Co. Ltd.	1,599,300	8,832,391
Nuflare Technology, Inc.	287,000	10,758,170
Otsuka Kagu Ltd.	364,900	3,048,100

Sanki Engineering Co. Ltd.	1,439,300	9,647,692
Tachi-s Co. Ltd.	1,271,700	17,470,196
Tenma Corporation	634,000	8,393,853
The Okinawa Electric Power Company, Inc.	27,800	879,751
The San-In Godo Bank Ltd.	411,000	3,090,496
Torii Pharmaceutical Co. Ltd.	184,500	4,508,952
TSI Holdings Co. Ltd.	1,104,700	6,493,785
Tsutsumi Jewelry Co. Ltd.	283,700	6,033,896
Yodogawa Steel Works Ltd.	1,839,000	6,840,323
		148,986,443
Mexico - 3.18%
Consorcio ARA S.A.B. de C.V. (a)	43,348,757	19,068,605
Desarrolladora Homex S.A.B. de C.V. (a)(b)(e)	1,671,404	109,976
Urbi Desarrollos Urbanos SA de C.V. (a)(b)(e)	6,089,400	103,184
		19,281,765
Philippines - 0.77%
First Philippine Holdings Corp.	2,334,110	4,669,967
Russia - 1.02%
Sistema JSFC - GDR	1,189,590	6,197,764
Singapore - 2.12%
Flextronics International Ltd. (a)	725,270	8,108,519
Haw Par Corp. Ltd.	705,100	4,535,124
HTL International Holdings Ltd.	1,293,000	248,907
		12,892,550
South Korea - 0.81%
Samchully Co. Ltd.	39,017	4,924,159
Spain - 1.18%
Hispania Activos Inmobiliarios SA (a)	547,410	7,162,842
Switzerland - 1.67%
Micronas Semiconductor Holding AG - (f)	1,779,859	10,168,577
Turkey - 0.80%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	5,260,552	4,840,467
United Kingdom - 17.91%
APR Energy Plc	3,062,751	8,836,934
Balfour Beatty Plc	4,376,100	14,459,682
Chime Communications Plc	1,547,553	6,850,141
Clarkson Plc	199,840	5,903,939
Debenhams Plc	12,069,987	14,082,078
ITE Group Plc	2,976,820	7,423,491
LSL Property Services Plc	2,166,800	10,064,003
McBride Plc (a)	6,581,050	8,205,798
Premier Foods Plc (a)	9,899,492	4,888,106
Spirent Communications Plc	9,381,128	11,007,122
WM. Morrison Supermarkets Plc	5,961,850	17,010,767
		108,732,061
TOTAL COMMON STOCKS (Cost $575,053,394)		$530,096,408

PREFERRED STOCKS - 1.82%
Brazil - 0.58%
Companhia Paranaense de Energia	262,400	$3,543,812
Germany - 1.24%
Draegerwerk AG & Co. KGaA	73,828	7,519,529
TOTAL PREFERRED STOCKS (Cost $9,711,991)		$11,063,341

REAL ESTATE INVESTMENT TRUSTS - 3.00%
Ireland - 0.75%
Green Real Estate Investment Trust Plc	2,950,330	$4,569,672

	Mexico - 0.97%
	Macquarie Mexico Real Estate Management SA de CV	3,427,910	5,871,272
	Spain - 1.28%
	Merlin Properties Socimi SA	639,419	7,760,522
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,293,791)		$18,201,466

		Principal
		Amount	Value
	CONVERTIBLE BONDS - 0.03%
	Brazil - 0.03%
	Viver Incorporadora e Construtora SA 2.000%, 08/06/2016 (b)(c)	$1,136,056	$170,951
	TOTAL CONVERTIBLE BONDS (Cost $512,591)		$170,951

	CORPORATE BONDS - 0.23%
	Mexico - 0.23%
	Desarrolladora Homex S.A.B. de C.V. 7.500%, 09/28/2015 (d)(e)	$8,195,000	$573,650
	Urbi Desarrollos Urbanos SA de C.V. 8.500%, 04/19/2016 (d)(e)	8,014,000	801,400
	TOTAL CORPORATE BONDS (Cost $3,258,671)		$1,375,050

	REPURCHASE AGREEMENTS - 9.39%
	State Street Bank and Trust Repurchase Agreement, (Dated 12/31/14), due 01/02/15, 0.00%
	[Collateralized by $59,165,000 Freddie Mac Bond, 2.08%, 10/17/22,
	(Market Value $58,185,734)] (proceeds $57,040,364).	$57,040,364	$57,040,364
	TOTAL REPURCHASE AGREEMENTS (Cost $57,040,364)		$57,040,364

	Total Investments (Cost $664,870,802) - 101.79%		$617,947,580
	Liabilities in Excess of Other Assets - (1.79)%		(10,846,137)
	TOTAL NET ASSETS - 100.00%		$607,101,443

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.
(b)	The prices for these securities were derived from an estimate of fair market value
	using methods approved by the Fund's Board of Trustees. These securities represent
	$384,111 or 0.06% of the Fund's net assets and, with the exception of Urbi Desarrollos Urbanos SA de C.V.,
	are classified as Level 2 securities. Urbi Desarrollos Urbanos SA de C.V. is considered a Level 3 security.
(c)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A
	of the Securities Act of 1933 (the "Act") or was acquired in a private placement,
	and, unless registered under the Act, may only be sold to "qualified institutional buyers"
	(as defined in the Act) or pursuant to another exemption from registration. The
	market value of this security totals $170,951 which represents 0.03% of the Fund's
	total net assets.
(d)	In Default.
(e)	These securities have limited liquidity and represent $1,588,210 or 0.26% of the Fund's
	net assets and, with the exception of Urbi Desarrollos Urbanos SA de C.V., are classified
	as Level 2 securities. Urbi Desarrollos Urbanos SA de C.V. is classified as a Level 3 security.
	See Note 2 of the Notes to Schedule of Investments.
(f)	Affiliated issuer. See Note 6 in the Notes to the Schedule of Investments.

Brandes International Small Cap Fund
Schedule of Investments by Industry
December 31, 2014 (Unaudited)

COMMON STOCKS
Auto Components	2.88%
Banks	1.66%
Chemicals	1.38%
Commercial Services & Supplies	1.46%
Communications Equipment	1.81%
Construction & Engineering	6.12%
Construction Materials	3.43%
Distributors	3.15%
Diversified Telecommunication Services	2.24%
Electric Utilities	3.33%
Electrical Equipment	1.09%
Electronic Equipment, Instruments & Components	4.06%
Food & Staples Retailing	2.80%
Food Products	4.01%
Gas Utilities	0.81%
Health Care Equipment & Supplies	2.63%
Health Care Providers & Services	0.80%
Household Durables	7.35%
Household Products	1.35%
Industrial Conglomerates	0.09%
Insurance	0.75%
Machinery	4.48%
Marine	0.97%
Media	2.35%
Metals & Mining	1.13%
Multiline Retail	2.32%
Multi-Utilities	1.58%
Personal Products	1.43%
Pharmaceuticals	3.64%
Real Estate Management & Development	2.84%
Semiconductors & Semiconductor Equipment	3.45%
Software	1.49%
Specialty Retail	2.30%
Technology Hardware, Storage & Peripherals	1.45%
Textiles, Apparel & Luxury Goods	2.69%
Transportation Infrastructure	0.98%
Wireless Telecommunication Services	1.02%
TOTAL COMMON STOCKS	87.32%
PREFERRED STOCKS
Electric Utilities	0.58%
Health Care Equipment & Supplies	1.24%
TOTAL PREFERRED STOCKS	1.82%
REAL ESTATE INVESTMENT TRUSTS	3.00%
CONVERTIBLE BONDS
Household Durables	0.03%
TOTAL CONVERTIBLE BONDS	0.03%
CORPORATE BONDS
Household Durables	0.23%
TOTAL CORPORATE BONDS	0.23%
REPURCHASE AGREEMENTS	9.39%
TOTAL INVESTMENTS	101.79%
Liabilities in Excess of Other Assets	(1.79)%
TOTAL NET ASSETS	100.00%

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 2.31%
Federal National Mortgage Association - 1.56%
Pool MA0918, 4.000%, 12/1/2041	$615,166	$657,315
Pool 934124, 5.500%, 07/1/2038	92,285	103,121
Pool 254631, 5.000%, 02/1/2018	139,962	147,464
Pool 634757, 5.500%, 03/1/2017	1,950	2,059
		909,959
Federal Home Loan Mortgage Corporation - 0.75%
Pool G0-6018, 6.500%, 04/1/2039	75,924	86,261
Pool A9-3505, 4.500%, 08/1/2040	323,987	351,488
		437,749
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $1,273,996)		$1,347,708

MORTGAGE RELATED SECURITIES - 0.43%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.917%, 10/25/2036 (c)	$4,118	$3,998
Near Prime Mortgage - 0.42%
Bear Stearns Alt-A Trust
Series 2004-11, 0.850%, 11/25/2034	251,356	245,975
TOTAL MORTGAGE RELATED SECURITIES (Cost $228,359)		$249,973

US GOVERNMENTS - 60.90%
Sovereign - 60.90%
United States Treasury Bond
4.750%, 02/15/2037	$475,000	$655,240
United States Treasury Note
4.500%, 02/15/2016	3,315,000	3,468,577
3.375%, 11/15/2019	18,540,000	20,085,476
2.000%, 11/15/2021	10,921,000	10,961,102
2.000%, 02/15/2023	280,000	278,950
TOTAL US GOVERNMENTS (Cost $35,204,087)		$35,449,345

	Shares	Value
PREFERRED STOCKS - 0.97%
Consumer Finance - 0.36%
Ally Financial, Inc., 8.500%	7,800	$209,664
Technology Hardware - 0.61%
Pitney Bowes International Holdings, Inc., 6.125% (a)	335	355,100
TOTAL PREFERRED STOCKS (Cost $530,070)		$564,764

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.06%
Student Loan - 2.06%
SLM Private Credit Student Loan Trust
Series 2004-B, 0.671%, 09/15/2033	$300,000	$273,802
Series 2005-A, 0.551%, 12/15/2038	400,000	358,493
Series 2006-A, 0.531%, 06/15/2039	275,000	251,057
Series 2007-A, 0.481%, 12/15/2041	350,000	313,181
TOTAL ASSET BACKED SECURITIES (Cost $1,116,293)		$1,196,533

CORPORATE BONDS - 29.11%
Automobiles - 0.77%
Chrysler Group LLC
8.250%, 06/15/2021	$405,000	$448,538
Banks & Thrifts - 5.66%
Citigroup, Inc.
6.125%, 11/21/2017	385,000	429,307
6.875%, 03/5/2038	76,000	103,547
Fifth Third Bancorp
8.250%, 03/1/2038	175,000	262,882
First Horizon National Corp.
5.375%, 12/15/2015	130,000	134,589
JP Morgan Chase & Co.
7.900%, 04/29/2049	920,000	990,196
National City Corp.
4.900%, 01/15/2015	235,000	235,352
Regions Financial Corp.
5.750%, 06/15/2015	595,000	607,358
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	445,000	529,310
		3,292,541
Building Materials - 2.24%
CRH America, Inc.
6.000%, 09/30/2016	160,000	172,210
Masco Corp.
6.125%, 10/3/2016	705,000	747,652
Mohawk Industries, Inc.
6.125%, 01/15/2016	128,000	134,045
Owens Corning
6.500%, 12/1/2016	5,000	5,448
USG Corp.
6.300%, 11/15/2016	230,000	241,500
		1,300,855
Commercial Services & Supplies - 1.17%
The ADT Corp.
3.500%, 07/15/2022	640,000	545,600
4.125%, 06/15/2023	150,000	135,750
		681,350

Diversified Financial Services - 1.35%
Bank of America Corp.
3.750%, 07/12/2016	395,000	409,125
Voya Financial, Inc.
5.500%, 07/15/2022	335,000	378,421
		787,546
Electric Utilities - 5.88%
Arizona Public Service Co.
8.750%, 03/1/2019	340,000	427,657
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	228,280
Series 104, 5.950%, 08/15/2016	50,000	53,923
DPL, Inc.
7.250%, 10/15/2021	455,000	464,100
EDP Finance BV
4.900%, 10/1/2019 (a)	400,000	416,328
FirstEnergy Corp.
7.375%, 11/15/2031	515,000	623,338
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (a)	420,000	467,796
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	311,653
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	30,000	30,043
7.000%, 09/1/2022	315,000	398,995
		3,422,113
Energy - 0.36%
Valero Energy Corp.
9.375%, 03/15/2019	170,000	212,012
Energy Equipment & Services - 0.65%
Transocean, Inc.
4.950%, 11/15/2015	377,000	377,944
Equipment - 0.06%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	33,024	36,244
Food, Beverage & Tobacco - 0.61%
Altria Group, Inc.
9.700%, 11/10/2018	51,000	64,760
Tyson Foods, Inc.
6.600%, 04/1/2016	270,000	287,821
		352,581
Forest Products & Paper - 1.05%
Sappi Papier Holding GmbH
8.375%, 06/15/2019 (a)	315,000	337,050
6.625%, 04/15/2021 (a)	270,000	276,750
		613,800
Health Care Providers & Services - 0.56%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	165,000	168,808
Tenet Healthcare Corp.
8.000%, 08/1/2020	150,000	158,250
		327,058

Homebuilders - 2.20%
Centex Corp.
6.500%, 05/1/2016	130,000	138,346
Lennar Corp.
5.600%, 05/31/2015	720,000	730,800
Toll Brothers Finance Corp.
5.150%, 05/15/2015	340,000	343,400
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (a)(b)(c)	680,000	68,000
		1,280,546
Independent Power and Renewable Electricity Producers - 0.46%
PPL Energy Supply LLC
6.500%, 05/1/2018	255,000	267,816
Insurance - 1.62%
American International Group, Inc.
6.400%, 12/15/2020	500,000	596,235
CNA Financial Corp.
7.350%, 11/15/2019	160,000	190,967
5.875%, 08/15/2020	135,000	154,108
		941,310
Media - 0.52%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	280,000	304,253
Metals & Mining - 0.24%
ArcelorMittal SA
5.500%, 03/1/2021	135,000	140,400
Oil, Gas & Consumable Fuels - 2.39%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	465,180
Chesapeake Energy Corp.
6.625%, 08/15/2020	370,000	393,125
Cloud Peak Energy, Inc.
6.375%, 03/15/2024	340,000	316,200
Kinder Morgan, Inc.
7.000%, 06/15/2017	195,000	214,988
		1,389,493
Pharmaceutical - 0.32%
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (a)	175,000	186,160
Retail - 0.58%
Marks & Spencer Plc
7.125%, 12/1/2037 (a)	285,000	339,623
Telecommunications - 0.42%
Telecom Italia Capital SA
6.999%, 06/4/2018	85,000	94,350
Telefonica Emisiones SAU
5.462%, 02/16/2021	135,000	150,524
		244,874
TOTAL CORPORATE BONDS (Cost $15,947,059)		$16,947,057

Principal
Amount		Value
Time Deposit - 3.41%
State Street Euro Dollar Time Deposit, 0.010%, due 01/02/15	$1,982,740	$1,982,740
TOTAL TIME DEPOSIT (Cost $1,982,740)		$1,982,740

Total Investments (Cost $56,282,604) - 99.19%		$57,738,120
Other Assets in Excess of Liabilities - 0.81%		471,571
TOTAL NET ASSETS - 100.00%		$58,209,691

Percentages are stated as a percent of net assets.
(a) Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $2,446,807 which represents 4.20% of total net assets.
(b) In default.
(c) These securities have limited liquidity and represent $71,998 or 0.13% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of
Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Credit Focus Yield Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Principal
	Amount	Value
MORTGAGE RELATED SECURITIES - 0.05%
Sub-Prime Mortgages - 0.05%
Structured Asset Investment Loan Trust
Series A3, 0.930%, 07/25/2035	$13,830	$13,773
TOTAL MORTGAGE RELATED SECURITIES (Cost $12,905)		$13,773

US GOVERNMENTS - 35.98%
Sovereign - 35.98%
United States Treasury Note
4.500%, 02/15/2016	$2,345,000	$2,453,639
3.375%, 11/15/2019	4,340,000	4,701,778
2.000%, 11/15/2021	1,590,000	1,595,839
2.000%, 02/15/2023	1,800,000	1,793,250
TOTAL US GOVERNMENTS (Cost $10,509,455)		$10,544,506

	Shares	Value
PREFERRED STOCKS - 2.13%
Consumer Finance - 1.08%
Ally Financial, Inc., 8.500%	11,800	$317,184
Technology Hardware - 1.05%
Pitney Bowes International Holdings, Inc., 6.125% (a)	290	307,400
TOTAL PREFERRED STOCKS (Cost $581,415)		$624,584

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.92%
Student Loan - 0.92%
SLM Private Credit Student Loan Trust
Series 2007-A, 0.481%, 12/15/2041	$300,000	$268,441
TOTAL ASSET BACKED SECURITIES (Cost $213,600)		$268,441

CORPORATE BONDS - 57.00%
Automobiles - 1.02%
Chrysler Group LLC
8.250%, 06/15/2021	$270,000	$299,025
Banks & Thrifts - 12.35%
Citigroup, Inc.
6.125%, 11/21/2017	500,000	557,542
Fifth Third Bancorp
8.250%, 03/1/2038	65,000	97,642
First Horizon National Corp.
5.375%, 12/15/2015	230,000	238,119
JP Morgan Chase & Co.
7.900%, Perpetual	1,140,000	1,226,982
National City Corp.
4.900%, 01/15/2015	245,000	245,367
Regions Financial Corp.
5.750%, 06/15/2015	580,000	592,046
The Goldman Sachs Group, Inc.

7.500%, 02/15/2019	320,000	380,628
USB Capital IX
3.500%, Perpetual	350,000	281,750
		3,620,076
Building Materials - 3.67%
CRH America, Inc.
6.000%, 09/30/2016	90,000	96,868
Masco Corp.
6.125%, 10/3/2016	720,000	763,560
Mohawk Industries, Inc.
6.125%, 01/15/2016	58,000	60,739
Owens Corning
6.500%, 12/1/2016	6,000	6,537
USG Corp.
6.300%, 11/15/2016	140,000	147,000
		1,074,704
Commercial Services & Supplies - 1.29%
The ADT Corp.
3.500%, 07/15/2022	445,000	379,363
Computers & Peripherals - 2.49%
Apple, Inc.
2.400%, 05/3/2023	750,000	728,998
Diversified Financial Services - 3.10%
Bank of America Corp.
3.750%, 07/12/2016	490,000	507,522
Voya Financial, Inc.
5.500%, 07/15/2022	355,000	401,014
		908,536
Electric Utilities - 9.35%
Arizona Public Service Co.
8.750%, 03/1/2019	435,000	547,150
Commonwealth Edison Co.
Series 104, 5.950%, 08/15/2016	110,000	118,629
DPL, Inc.
7.250%, 10/15/2021	355,000	362,100
FirstEnergy Corp.
7.375%, 11/15/2031	380,000	459,939
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (a)	505,000	562,469
Nisource Finance Corp.
5.250%, 09/15/2017	65,000	71,079
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	465,000	465,668
7.000%, 09/1/2022	120,000	151,998
		2,739,032
Energy - 0.87%
Valero Energy Corp.
9.375%, 03/15/2019	205,000	255,662
Energy Equipment & Services - 1.96%
Transocean, Inc.
4.950%, 11/15/2015	572,000	573,433
Equipment - 0.31%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	82,560	90,609

Food, Beverage & Tobacco - 0.91%
Altria Group, Inc.
9.700%, 11/10/2018	43,000	54,602
Tyson Foods, Inc.
6.600%, 04/1/2016	200,000	213,201
		267,803
Forest Products & Paper - 1.78%
Sappi Papier Holding GmbH
8.375%, 06/15/2019 (a)	200,000	214,000
6.625%, 04/15/2021 (a)	300,000	307,500
		521,500
Health Care Providers & Services - 1.22%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	240,000	245,539
Tenet Healthcare Corp.
8.000%, 08/1/2020	105,000	110,775
		356,314
Homebuilders - 3.50%
Centex Corp.
6.500%, 05/1/2016	155,000	164,951
Lennar Corp.
5.600%, 05/31/2015	615,000	624,225
Toll Brothers Finance Corp.
5.150%, 05/15/2015	160,000	161,600
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (a)(b)(c)	745,000	74,500
		1,025,276
Independent Power & Renewable Electricity Producers - 0.79%
PPL Energy Supply LLC
6.500%, 05/1/2018	220,000	231,057
Insurance - 3.40%
American International Group, Inc.
6.400%, 12/15/2020	485,000	578,348
CNA Financial Corp.
7.350%, 11/15/2019	125,000	149,193
5.875%, 08/15/2020	235,000	268,261
		995,802
Media - 0.98%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	265,000	287,953
Metals & Mining - 0.85%
ArcelorMittal SA
5.500%, 03/1/2021	240,000	249,600
Oil, Gas & Consumable Fuels - 5.58%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	510,000	545,384
Chesapeake Energy Corp.
6.625%, 08/15/2020	545,000	579,062
Cloud Peak Energy, Inc.
6.375%, 03/15/2024	230,000	213,900
Kinder Morgan, Inc.
7.000%, 06/15/2017	270,000	297,675
		1,636,021

Pharmaceutical - 0.74%
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (a)	205,000	218,073
Telecommunications - 0.84%
Telecom Italia Capital SA
6.999%, 06/4/2018	140,000	155,400
Telefonica Emisiones SAU
5.462%, 02/16/2021	80,000	89,199
		244,599
TOTAL CORPORATE BONDS (Cost $16,563,843)		$16,703,436

REPURCHASE AGREEMENTS - 2.98%
State Street Bank and Trust Repurchase Agreement, (Dated 12/31/14), due 01/02/15, 0.00%
[Collateralized by $882,700 U.S. Treasury Note, 1.50%, 08/31/18,
(Market Value $891,438)] (proceeds $873,933).	$873,933	$873,933
TOTAL REPURCHASE AGREEMENTS (Cost $873,933)		$873,933

Total Investments (Cost $28,755,151) - 99.06%		$29,028,673
Other Assets in Excess of Liabilities - 0.94%		274,041
TOTAL NET ASSETS - 100.00%		$29,302,714

Percentages are stated as a percent of net assets.
(a) Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $1,683,942 which represents 5.75% of total net assets.
(b) In default.
(c) Security has limited liquidity and represents $74,500 or 0.25% of the Fund's net assets and is classified as a Level 2 security. See Note 2 in the Notes to Schedule of
Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
December 31, 2014 (Unaudited)

	Principal
	Amount	Value
MORTGAGE RELATED SECURITIES - 0.25%
Collateralized Mortgage Obligations - 0.01%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.917%, 10/25/2036 (c)	$14,324	$13,907
Sub-Prime Mortgages - 0.24%
Structured Asset Investment Loan Trust
Series A3, 0.930%, 07/25/2035	367,797	366,293
TOTAL MORTGAGE RELATED SECURITIES (Cost $377,680)		$380,200

US GOVERNMENTS - 26.07%
Sovereign - 26.07%
United States Treasury Bond
4.750%, 02/15/2037	$1,535,000	$2,117,461
United States Treasury Note
3.375%, 11/15/2019	13,070,000	14,159,502
2.000%, 11/15/2021	12,465,000	12,510,771
2.000%, 02/15/2023	10,775,000	10,734,594
TOTAL US GOVERNMENTS (Cost $38,303,019)		$39,522,328

	Shares	Value
PREFERRED STOCKS - 3.55%
Consumer Finance - 2.24%
Ally Financial, Inc., 8.500%	126,200	$3,392,256
Technology Hardware - 1.31%
Pitney Bowes International Holdings, Inc., 6.125% (a)	1,879	1,991,740
TOTAL PREFERRED STOCKS (Cost $4,767,540)		$5,383,996

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.33%
Student Loan - 3.33%
SLM Private Credit Student Loan Trust
Series 2004-B, 0.671%, 09/15/2033	$1,500,000	$1,369,009
Series 2005-A, 0.551%, 12/15/2038	1,865,000	1,671,474
Series 2006-A, 0.531%, 06/15/2039	2,200,000	2,008,453
TOTAL ASSET BACKED SECURITIES (Cost $4,778,850)		$5,048,936

CORPORATE BONDS - 63.20%
Automobiles - 1.18%
Chrysler Group LLC
8.250%, 06/15/2021	$1,615,000	$1,788,613
Banks & Thrifts - 9.00%
First Horizon National Corp.
5.375%, 12/15/2015	1,780,000	1,842,836
JP Morgan Chase & Co.
7.900%, Perpetual	5,620,000	6,048,806
Regions Financial Corp.
5.750%, 06/15/2015	3,890,000	3,970,791
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,784,192
		13,646,625

Building Materials - 7.41%
CRH America, Inc.
6.000%, 09/30/2016	1,915,000	2,061,141
Masco Corp.
6.125%, 10/3/2016	4,635,000	4,915,418
Mohawk Industries, Inc.
6.125%, 01/15/2016	1,221,000	1,278,659
Owens Corning
6.500%, 12/1/2016	44,000	47,939
USG Corp.
6.300%, 11/15/2016	2,790,000	2,929,500
		11,232,657
Commercial Services & Supplies - 1.89%
The ADT Corp.
3.500%, 07/15/2022	3,370,000	2,872,925
Diversified Financial Services - 1.65%
Voya Financial, Inc.
5.500%, 07/15/2022	2,220,000	2,507,748
Electric Utilities - 10.03%
DPL, Inc.
7.250%, 10/15/2021	2,100,000	2,142,000
EDP Finance BV
4.900%, 10/1/2019 (a)	4,450,000	4,631,649
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,780,946
Israel Electric Corporation Ltd.
7.250%, 01/15/2019 (a)	3,275,000	3,647,695
		15,202,290
Energy - 1.10%
Valero Energy Corp.
9.375%, 03/15/2019	1,340,000	1,671,156
Food, Beverage & Tobacco - 3.25%
Tyson Foods, Inc.
6.600%, 04/1/2016	4,615,000	4,919,608
Forest Products & Paper - 2.16%
Sappi Papier Holding GmbH
8.375%, 06/15/2019 (a)	1,220,000	1,305,400
6.625%, 04/15/2021 (a)	1,915,000	1,962,875
		3,268,275
Health Care Providers & Services - 1.36%
Laboratory Corp. of America Holdings
3.750%, 08/23/2022	1,250,000	1,278,851
Tenet Healthcare Corp.
8.000%, 08/1/2020	740,000	780,700
		2,059,551
Homebuilders - 8.03%
Centex Corp.
6.500%, 05/1/2016	2,695,000	2,868,019
Lennar Corp.
5.600%, 05/31/2015	4,440,000	4,506,600
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,277,350
Urbi Desarrollos Urbanos SA
9.500%, 01/21/2020 (a)(b)(c)	5,140,000	514,000
		12,165,969
Insurance - 4.47%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,321,029
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	2,029,026
5.875%, 08/15/2020	1,250,000	1,426,920
		6,776,975

Media - 1.09%
McGraw Hill Financial, Inc.
5.900%, 11/15/2017	1,525,000	1,657,089
Metals & Mining - 0.86%
ArcelorMittal SA
5.500%, 03/1/2021	1,255,000	1,305,200
Oil, Gas & Consumable Fuels - 4.83%
Chesapeake Energy Corp.
6.625%, 08/15/2020	3,555,000	3,777,187
Cloud Peak Energy, Inc.
6.375%, 03/15/2024	1,902,000	1,768,860
Kinder Morgan, Inc.
7.000%, 06/15/2017	1,610,000	1,775,025
		7,321,072
Pharmaceutical - 0.91%
Valeant Pharmaceuticals International
6.750%, 08/15/2018 (a)	1,300,000	1,382,901
Retail - 2.34%
Marks & Spencer Plc
7.125%, 12/1/2037 (a)	2,975,000	3,545,186
Telecommunications - 1.64%
Telecom Italia Capital SA
6.999%, 06/4/2018	840,000	932,400
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,390,000	1,549,839
		2,482,239
TOTAL CORPORATE BONDS (Cost $89,121,696)		$95,806,079

TIME DEPOSIT - 3.00%
State Street Euro Dollar Time Deposit, 0.010%, due 01/02/15	$4,546,525	$4,546,525
TOTAL TIME DEPOSIT (Cost $4,546,525)		$4,546,525

Total Investments (Cost $141,895,310) - 99.40%		$150,688,064
Other Assets in Excess of Liabilities - 0.60%		903,351
TOTAL NET ASSETS - 100.00%		$151,591,415

Percentages are stated as a percent of net assets.
(a)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act) or pursuant to another exemption from registration. The market values of these securities total $18,981,446 which represents 12.52% of total net assets.
(b) In default.
(c)	These securities have limited liquidity and represent $527,907 or 0.35% of the Fund's net assets and are classified as Level 2 securities. See Note 2 in the Notes to Schedule of
Investments.

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC.

The accompanying notes are an integral part of these Schedule of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2014 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2014 for the Brandes International Equity Fund ("International Fund"), Brandes Global Equity Fund ("Global Fund"), Brandes Emerging Markets Value Fund ("Emerging Markets Value Fund"), Brandes International Small Cap Equity Fund ("International Small Cap Fund"), Brandes Core Plus Fixed Income Fund ("Core Plus Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

		International Equity Fund	Global Equity Fund	Emerging Markets Value Fund	International Small Cap Equity Fund	Core Plus Fixed Income Fund	Credit Focus Yield Fund	SMART Fund
	Cost of Investments	$542,234,275	$46,376,460	$1,371,326,943	$664,870,802	$56,282,604	$28,755,151	$141,895,310
	Gross unrealized appreciation	$27,011,826	$7,305,290	$40,504,725	$18,345,973	$1,607,544	$521,644	$9,852,800
	Gross unrealized depreciation	(74,157,892)	(2,799,446)	(264,863,191)	(65,269,195)	(152,028)	(248,122)	(1,060,046)
	Net unrealized appreciation/(depreciation)	$(47,146,066)	$4,505,844	$(224,358,466)	$(46,923,222)	$1,455,516	$273,522	$8,792,754

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2 - Other significant observable market inputs including quoted prices for similar instruments in active markets; quoted adjusted prices in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exist or instances where prices vary substantially over time or among brokered market makers.
• Level 3 - Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Equity securities traded on an exchange for which there have been no sales on the valuation date, are generally valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy, or are fair valued by the Valuation Committee.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy if significant observable inputs are used.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (‘‘NYSE’’). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2014, the International Fund, Global Fund, Emerging Markets Value Fund, International Small Cap Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund had securities with market values of $415,015,054, $28,756,224, $575,423,131, $330,660,489, $0, $0 and $0 that represent 82.02%, 56.03%, 49.64%, 54.47%, 0.00%, 0.00% and 0.00% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than short-term investments) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds may enter into mortgage dollar roll transactions in which the Funds sell a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase a Fund’s portfolio turnover rate. Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. Valuation methodologies used to fair value such securities in the Fund's portfolios as of December 31, 2014 include conversion value, correlation to similar securities and financial statement analysis. The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 of the fair value hierarchy. Certain vendor priced securities may be considered Level 3 if significant unobservable inputs are used by the vendors.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the level of inputs used, as of December 31, 2014, involving the Funds’ assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
International Equity Fund
Equities
Consumer Discretionary	$-	$66,514,093	$-	$66,514,093
Consumer Staples	-	62,388,271	-	62,388,271
Energy	6,960,640	35,994,992	-	42,955,632
Financials	19,935,455	88,532,868	-	108,468,323
Health Care	-	58,637,597	-	58,637,597
Industrials	6,493,995	20,594,252	-	27,088,247
Information Technology	-	16,440,984	-	16,440,984
Materials	4,977,051	20,957,927		25,934,978
Telecommunication Services	3,307,824	28,895,210	-	32,203,034
Utilities	2,617,284	16,058,860	-	18,676,144
Total Equities	44,292,249	415,015,054	-	459,307,303
Preferred Stocks
Energy	11,092,269	-	-	11,092,269
Telecommunication Services	3,561,866	-	-	3,561,866
Total Preferred Stocks	14,654,135	-	-	14,654,135
Time Deposit	-	21,126,771	-	21,126,771
Total Investments in Securities	$58,946,384	$436,141,825	$-	$495,088,209

Global Equity Fund
Equities
Consumer Discretionary	$-	$5,269,584	$-	$5,269,584
Consumer Staples	727,166	5,583,676	-	6,310,842
Energy	2,133,799	2,349,949	-	4,483,748
Financials	5,815,464	5,598,066	-	11,413,530
Health Care	2,781,717	3,400,765	-	6,182,482
Industrials	758,520	-	-	758,520
Information Technology	2,621,349	2,139,843	-	4,761,192
Materials	-	1,106,191	-	1,106,191
Telecommunication Services	1,134,367	2,149,564	-	3,283,931
Utilities	640,742	1,158,586	-	1,799,328
Total Equities	16,613,124	28,756,224	-	45,369,348
Preferred Stocks
Energy	580,628	-	-	580,628
Total Preferred Stocks	580,628	-	-	580,628
Repurchase Agreements	-	4,932,328	-	4,932,328
Total Investments in Securities	$17,193,752	$33,688,552	$-	$50,882,304

Emerging Markets Value Fund
Equities
Consumer Discretionary	$77,671,055	$151,111,632	$231,939	$229,014,626
Consumer Staples	50,360,250	9,425,133	-	59,785,383
Energy	56,947,327	8,118,600	-	65,065,927
Financials	53,585,867	163,756,509	-	217,342,376
Health Care	5,894,246	30,906,292	-	36,800,538
Industrials	63,880,195	3,183,606	-	67,063,801
Information Technology	-	17,202,916	-	17,202,916
Materials	47,112,001	59,606,608	-	106,718,609
Telecommunication Services	56,102,108	18,095,023	-	74,197,131
Utilities	23,818,138	75,378,067	-	99,196,205
Total Equities	435,371,187	536,784,386	231,939	972,387,512
Participatory Notes
Telecommunication Services	-	6,492,773	-	6,492,773
Total Participatory Notes	-	6,492,773	-	6,492,773
Preferred Stocks
Consumer Discretionary	-	27,302,829	-	27,302,829
Energy	38,284,264	5,242,935	-	43,527,199
Financials	21,510,589	-	-	21,510,589
Telecommunication Services	24,533,283	-	-	24,533,283
Utilities	13,887,106	-	-	13,887,106
Total Preferred Stocks	98,215,242	32,545,764	-	130,761,006
Real Estate Investment Trusts	36,497,628	-	-	36,497,628
Convertible Bonds	-	496,572	-	496,572
Repurchase Agreements	-	332,984	-	332,984
Short Term Investments	2	-	-	2
Total Investments in Securities	$570,084,059	$576,652,479	$231,939	$1,146,968,477

International Small Cap Equity Fund
Equities
Consumer Discretionary	$63,588,890	$84,998,815	$103,184	$148,690,889
Consumer Staples	24,285,617	33,948,839	-	58,234,456
Financials	10,064,002	21,801,457	-	31,865,459
Health Care	27,407,668	15,483,485	-	42,891,153
Industrials	21,682,031	70,530,139	-	92,212,170
Information Technology	24,370,120	41,269,861	-	65,639,981
Materials	11,986,095	24,066,268	-	36,052,363
Telecommunication Services	11,784,663	7,992,772	-	19,777,435
Utilities	6,989,086	27,743,416	-	34,732,502
Total Equities	202,158,172	327,835,052	103,184	530,096,408
Preferred Stocks
Health Care	-	7,519,529	-	7,519,529
Utilities	3,543,812	-	-	3,543,812
Total Preferred Stocks	3,543,812	7,519,529	-	11,063,341
Real Estate Investment Trusts	18,201,466	-	-	18,201,466
Convertible Bonds	-	170,951	-	170,951
Corporate Bonds	-	1,375,050	-	1,375,050
Repurchase Agreements	-	57,040,364	-	57,040,364
Total Investments in Securities	$223,903,450	$393,940,946	$103,184	$617,947,580

Core Plus Fixed Income Fund
Preferred Stocks	$209,664	$355,100	$-	$564,764
Asset Backed Securities	-	1,196,533	-	1,196,533
Corporate Bonds		16,947,057		16,947,057
Government Securities	-	35,449,345	-	35,449,345
Mortgage Backed Securities	-	1,597,681	-	1,597,681
Time Deposit	-	1,982,740	-	1,982,740
Total Investments in Securities	$209,664	$57,528,456	$-	$57,738,120

Credit Focus Yield Fund
Preferred Stocks	$317,184	$307,400	$-	$624,584
Asset Backed Securities	-	268,441	-	268,441
Corporate Bonds	-	16,703,436	-	16,703,436
Government Securities	-	10,544,506	-	10,544,506
Mortgage Backed Securities	-	13,773	-	13,773
Repurchase Agreements	-	873,933	-	873,933
Total Investments in Securities	$317,184	$28,711,489	$-	$29,028,673

SMART Fund
Preferred Stocks	$3,392,256	$1,991,740	$-	$5,383,996
Asset Backed Securities	-	5,048,936	-	5,048,936
Corporate Bonds	-	95,806,079	-	95,806,079
Government Securities	-	39,522,328	-	39,522,328
Mortgage Backed Securities	-	380,200	-	380,200
Time Deposit	-	4,546,525	-	4,546,525
Total Investments in Securities	$3,392,256	$147,295,808	$-	$150,688,064

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting periods:

International Equity Fund
Transfers into Level 1	$-
Transfers out of Level 1	8,963,449
Net Transfers in and/(out) of Level 1	$(8,963,449)

Transfers into Level 2	$8,963,449
Transfers out of Level 2	-
Net Transfers in and/(out) of Level 2	$8,963,449

Global Equity Fund
Transfers into Level 1	$-
Transfers out of Level 1	794,165
Net Transfers in and/(out) of Level 1	$(794,165)

Transfers into Level 2	$794,165
Transfers out of Level 2	-
Net Transfers in and/(out) of Level 2	$794,165

Emerging Markets Value Fund
Transfers into Level 1	$34,481,120
Transfers out of Level 1	68,591,253
Net Transfers in and/(out) of Level 1	$(34,110,133)

Transfers into Level 2	$68,591,253
Transfers out of Level 2	34,481,120
Net Transfers in and/(out) of Level 2	$34,110,133

International Small Cap Equity Fund
Transfers into Level 1	$13,010,391
Transfers out of Level 1	97,100,231
Net Transfers in and/(out) of Level 1	$(84,089,840)

Transfers into Level 2	$97,100,231
Transfers out of Level 2	13,010,391
Net Transfers in and/(out) of Level 2	$84,089,840

There were no transfers into or out of Levels 1 or 2 during the period presented for the Core Plus Fund, Credit Focus Yield Fund or SMART Fund.

The transfers from Level 1 to Level 2 are due to the securities being fair valued as a result of market movements following the close of local trading and/or due to the lack of trading volume on December 31, 2014. The transfers from Level 2 to Level 1 are due to the securities no longer being fair valued as a result of trading on a stock exchange on December 31, 2014.

There were no Level 3 securities in the International, Global Equity, Core Plus, Credit Focus and SMART Funds at the beginning or during the periods presented. Below is a reconciliation that details the activity of securities in Level 3 in the Emerging Markets Value Fund and International Small Cap Fund during the period ended December 31, 2014:

Emerging Markets Value Fund	International Small Cap Equity Fund
Beginning Balance - October 1, 2014	$21,726,498	$-
Purchases	-	-
Sales	-	-
Transfers in to level 3	231,939	103,184
Transfers out of level 3	21,726,498	-
Realized gains/(losses), net	-	-
Change in unrealized gains/(losses)	-	-
Ending Balance - December 31, 2014	$231,939	$103,184

The following table presents information about unobservable inputs related to the Trust’s categories of Level 3 investments as of December 31, 2014.

Fair Value at 12/31/14	Valuation Techniques	Unobservable Inputs	Ranges
Common Stock	$335,123	Intrinsic value	Last traded price	N/A

The following provides a general description of the impact of a change in an unobservable input on the fair value measurement and the interrelationship of unobservable inputs, where relevant/significant. Interrelationships may also exist between observable and unobservable inputs (for example, as interest rates rise, prepayment rates decline).

Common Stock
At regular intervals the above unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are compared to historical averages and general sector trends are taken into account. The Valuation Committee noted that trading of the security was halted due to the issuer failing to report its earnings. The current valuation is based on the restructuring framework presented by the issuer and the issuer's stated financial position.

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. Government obligations, in an amount at least equal to 102% (105% in the case of loans of foreign securities not denominated in U.S. dollars) of the market value of the loaned securities. As of December 31, 2014, the International Fund, Global Fund, International Small Cap Fund, Core Plus Fund, Credit Focus Yield Fund and SMART Fund did not have any securities on loan. The Emerging Markets Value Fund loaned a security with a market value of $3,678,163 and received non-cash collateral for the loan of $3,757,434. Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund's Schedule of Investments.

4)	Participatory Notes

The International, Global, Emerging Markets Value and International Small Cap Funds may invest in participatory notes. Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities. In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust. Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them and generally are issued as an actual note from the financial intermediary or an equity linked warrant (commonly known as a low exercise price option). The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note. The advisor has established guidelines for monitoring participatory note exposure for the Funds. Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis. The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty. During the quarter ended December 31, 2014, the Funds did not make any counterparty credit risk valuation adjustments.

The International, Global and International Small Cap Funds did not invest in any participatory notes at or during the period ended December 31, 2014. The Emerging Markets Fund invested in one participatory note during the period with HSBC Bank Plc in which HSBC Bank Plc is an investment vehicle used to gain exposure to the underlying security: Etihad Etisalat Co. The average monthly market value of this security was $8,852,873 during the quarter ended December 31, 2014. As a result of the investment in the participation note, the Emerging Markets Fund recognized a net unrealized loss of $4,125,740 and no realized gain (loss) for Etihad Etisalat Co. The market value of this security on December 31, 2014 was $6,492,773 and can be found in the Emerging Market Fund’s Schedule of Investments.

5)	Repurchase Agreements

Each Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. Each Fund will always receive and maintain, as collateral, U.S. Government securities whose market value, including accrued interest (which is recorded in the Schedules of Investments), will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund’s custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. Before causing a Fund to enter into a repurchase agreement, Brandes will determine that such party does not have any apparent risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

6)	Transactions with Affiliates

The following issuer was affiliated with the International Small Cap Fund, as the International Small Cap Fund held 5% or more of the outstanding voting securities of the issuer during the period October 1, 2014 through December 31, 2014. As defined in Section (2)(a)(3) of the 1940 Act, such issuers are:

	Issuer Name	Share Balance At October 1, 2014	Additions	Reductions	Share Balance At December 31, 2014	Dividend Income	Value At December 31, 2014
	Micronas Semiconductor Holding AG	1,779,859	-	-	1,779,859	$-	$10,168,577
						$-	$10,168,577

7)	Brandes Global Opportunities Value Fund and Brandes Global Equity Income Fund

The Brandes Global Opportunities Value Fund and Brandes Global Equity Income Fund began operations on December 31, 2014. As of December 31, 2014, these Funds were comprised soley of cash and held no securities.

8)	Recently Issued Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 "Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund's financial statement disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title  /s/ Jeff Busby
                                          Jeff Busby, President

Date          2/19/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeff Busby
                                             Jeff Busby, President

Date          2/19/2015

By (Signature and Title)* /s/ Gary Iwamura
                                             Gary Iwamura, Treasurer

Date          2/19/2015

* Print the name and title of each signing officer under his or her signature.